Events after the reporting date (Details) - Oct. 14, 2025 - Major business combination € in Thousands, $ in Millions	USD ($) shares tradingDay	EUR (€) shares
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | shares	5,007,500	5,007,500
Consecutive trading days | tradingDay	20
Aplo SAS
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%	100.00%
Fair value of consideration | $	$ 24
Proportion of ownership interest in subsidiary	100.00%
Cash transferred | €		€ 148